Significant Accounting Policies (Details) - USD ($)					12 Months Ended
	Mar. 27, 2024	Mar. 21, 2024	Sep. 29, 2023	Feb. 15, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 14, 2022	Jul. 01, 2022	Dec. 24, 2021	Dec. 31, 2020	Dec. 31, 2018
Significant Accounting Policies (Details) [Line Items]
Equity interest					100.00%
Interest percentage						8.90%						3.00%
Effective percentage				17.00%
Net comprehensive loss					$ (363,874,560)	$ (23,583,342)	$ (18,002,646)
Comprehensive loss						25,583,342
Accumulated loss					408,165,162	44,290,602
Positive cash flow					28,816,044
Negative cash flow						25,080,763
Cash and cash equivalents					49,391,627	20,535,210	$ 45,624,110				$ 3,106,189
Cash transferred					28,900,000	25,000,000
Net inflows					115,700,000	100,000
Net outflows from operating activities					26,900,000	17,000,000
Net outflows from investing activities					$ 60,100,000	8,000,000
Convertible note		$ 50,000,000
Gross proceeds	$ 50,000,000
Convertible fundraising	$ 50,000,000
Price per share (in Dollars per share)					$ 11.5
Warrants received (in Shares)			667,500		667,500
Shareholders outstanding shares owned percentage			1.50%
Shares received by sponsor (in Shares)			1,335,000
Share outstanding (in Shares)					14,391,141
Botton of Range [Member]
Significant Accounting Policies (Details) [Line Items]
Cash transferred					$ 28,900,000
Operations lease term					3 years
Top of range [member]
Significant Accounting Policies (Details) [Line Items]
Cash transferred						$ 25,000,000
Operations lease term					5 years
KNL [Member]
Significant Accounting Policies (Details) [Line Items]
Initial investment								$ 50,000,000
Interest percentage									8.90%
Convertible fundraising										$ 40,000,000
BHP [Member]
Significant Accounting Policies (Details) [Line Items]
Initial investment				$ 50,000,000
LML [Member]
Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents					$ 49,400,000
Warrants [Member]
Significant Accounting Policies (Details) [Line Items]
Warrants received (in Shares)			5,133,600
Warrants [Member] | LML [Member]
Significant Accounting Policies (Details) [Line Items]
Market price per share (in Dollars per share)					$ 11.5